Fair Value Measurements (Details) - Schedule of fair value measurements inputs as their measurement - Level 3 [Member]	9 Months Ended
Sep. 30, 2021 $ / shares
Fair Value Measurements (Details) - Schedule of fair value measurements inputs as their measurement [Line Items]
Exercise price	$ 11.5
Stock Price	$ 9.91
Option term (in years)	5 years 3 months
Volatility	23.50%
Risk-free interest rate	1.14%
At Initial Issuance [Member]
Fair Value Measurements (Details) - Schedule of fair value measurements inputs as their measurement [Line Items]
Exercise price	$ 11.5
Stock Price	$ 9.72
Option term (in years)	6 years 8 months 1 day
Volatility	20.00%
Risk-free interest rate	1.21%